Schedule of Investments (unaudited)	iShares® MSCI China ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
AECC Aviation Power Co. Ltd., Class A	508,076	$3,001,212
AVIC Electromechanical Systems Co. Ltd., Class A	889,000	1,533,344
AviChina Industry & Technology Co. Ltd., Class H	8,868,000	5,104,963
		9,639,519
Air Freight & Logistics — 0.7%
SF Holding Co. Ltd., Class A	889,083	6,894,905
YTO Express Group Co. Ltd., Class A	635,000	1,933,577
Yunda Holding Co. Ltd., Class A	635,557	1,722,571
ZTO Express Cayman Inc., ADR(a)	1,277,879	34,426,060
		44,977,113
Airlines — 0.2%
Air China Ltd., Class A(b)	1,270,089	1,842,953
Air China Ltd., Class H(a)(b)	3,832,000	2,795,608
China Eastern Airlines Corp. Ltd., Class A(b)	2,540,096	1,829,868
China Southern Airlines Co. Ltd., Class A(b)	2,476,534	2,405,664
China Southern Airlines Co. Ltd., Class H(a)(b)	3,832,000	2,114,682
		10,988,775
Auto Components — 0.4%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	63,595	1,434,363
Fuyao Glass Industry Group Co. Ltd., Class A	317,598	1,901,307
Fuyao Glass Industry Group Co. Ltd., Class H(c)	2,032,000	9,828,347
Huayu Automotive Systems Co. Ltd., Class A	698,572	2,302,439
Kuang-Chi Technologies Co. Ltd., Class A(b)	444,500	1,038,837
Mianyang Fulin Precision Machining Co. Ltd., Class A(b)	62,400	137,755
Minth Group Ltd.	2,540,000	6,577,279
Ningbo Tuopu Group Co. Ltd., Class A	190,500	1,667,085
Sailun Group Co. Ltd., Class A	508,000	851,011
Shandong Linglong Tyre Co. Ltd., Class A	317,528	1,010,015
Shenzhen Kedali Industry Co. Ltd., Class A	63,500	1,275,394
		28,023,832
Automobiles — 5.0%
BYD Co. Ltd., Class A	332,559	14,687,614
BYD Co. Ltd., Class H	2,496,000	88,711,145
Chongqing Changan Automobile Co. Ltd., Class A	1,233,193	2,571,011
Dongfeng Motor Group Co. Ltd., Class H	8,278,000	6,501,109
Geely Automobile Holdings Ltd.	18,415,000	35,148,111
Great Wall Motor Co. Ltd., Class A	381,000	1,890,189
Great Wall Motor Co. Ltd., Class H	9,530,500	17,129,531
Guangzhou Automobile Group Co. Ltd., Class A	312,000	700,136
Guangzhou Automobile Group Co. Ltd., Class H	10,138,400	9,588,473
Li Auto Inc., ADR(a)(b)	1,659,250	41,597,398
NIO Inc., ADR(a)(b)	3,973,362	69,096,765
SAIC Motor Corp. Ltd., Class A	1,651,076	4,242,261
XPeng Inc., ADR(a)(b)	1,272,886	29,912,821
Yadea Group Holdings Ltd.(c)	3,138,000	5,094,469
		326,871,033
Banks — 10.5%
Agricultural Bank of China Ltd., Class A	14,224,000	6,453,449
Agricultural Bank of China Ltd., Class H	86,853,000	33,073,537
Bank of Beijing Co. Ltd., Class A	5,080,099	3,362,048
Bank of Chengdu Co. Ltd., Class A	889,093	2,034,716
Bank of China Ltd., Class A	6,477,000	3,094,366
Bank of China Ltd., Class H	238,238,000	95,240,704
Bank of Communications Co. Ltd., Class A	7,747,022	5,693,881
Bank of Communications Co. Ltd., Class H	25,402,200	17,300,578

Security	Shares	Value

Banks (continued)
Bank of Hangzhou Co. Ltd., Class A	1,333,528	$2,717,753
Bank of Jiangsu Co. Ltd., Class A	3,429,015	3,294,550
Bank of Nanjing Co. Ltd., Class A	2,273,304	3,677,342
Bank of Ningbo Co. Ltd., Class A	1,260,632	6,172,272
Bank of Shanghai Co. Ltd., Class A	3,175,010	3,046,967
China CITIC Bank Corp. Ltd., Class H	26,036,800	12,602,396
China Construction Bank Corp., Class A	1,570,314	1,405,893
China Construction Bank Corp., Class H	289,082,000	214,301,041
China Everbright Bank Co. Ltd., Class A	8,509,000	3,973,184
China Everbright Bank Co. Ltd., Class H	6,383,000	2,096,392
China Merchants Bank Co. Ltd., Class A	3,873,568	22,946,524
China Merchants Bank Co. Ltd., Class H	11,753,650	74,341,552
China Minsheng Banking Corp. Ltd., Class A	6,858,070	3,913,624
China Minsheng Banking Corp. Ltd., Class H	15,565,660	6,028,599
China Zheshang Bank Co. Ltd., Class A	3,657,800	1,779,479
Huaxia Bank Co. Ltd., Class A	3,175,061	2,529,118
Industrial & Commercial Bank of China Ltd., Class A	12,128,500	8,464,290
Industrial & Commercial Bank of China Ltd., Class H	168,366,000	100,820,986
Industrial Bank Co. Ltd., Class A	3,780,400	11,106,819
Ping An Bank Co. Ltd., Class A	3,746,555	7,922,087
Postal Savings Bank of China Co. Ltd., Class A	5,143,500	4,046,303
Postal Savings Bank of China Co. Ltd., Class H(c)	23,517,000	17,466,743
Shanghai Pudong Development Bank Co. Ltd., Class A	5,651,598	6,716,614
		687,623,807
Beverages — 3.0%
Anhui Gujing Distillery Co. Ltd., Class A	74,296	2,531,375
Anhui Gujing Distillery Co. Ltd., Class B	381,430	5,590,939
Anhui Yingjia Distillery Co. Ltd., Class A	63,200	564,734
China Resources Beer Holdings Co. Ltd.	4,598,000	28,657,812
Chongqing Brewery Co. Ltd., Class A(b)	127,000	2,464,570
Jiangsu King’s Luck Brewery JSC Ltd., Class A	254,003	1,745,704
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	254,076	6,262,407
JiuGui Liquor Co. Ltd., Class A	64,100	1,503,115
Kweichow Moutai Co. Ltd., Class A	232,505	62,667,198
Luzhou Laojiao Co. Ltd., Class A	274,500	8,799,644
Nongfu Spring Co. Ltd., Class H(a)(c)	5,336,200	29,710,029
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	161,940	857,310
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	254,086	10,327,039
Sichuan Swellfun Co. Ltd., Class A	85,452	966,155
Tsingtao Brewery Co. Ltd., Class A	127,063	1,759,906
Tsingtao Brewery Co. Ltd., Class H	1,602,000	13,815,920
Wuliangye Yibin Co. Ltd., Class A	762,077	19,498,354
		197,722,211
Biotechnology — 0.9%
3SBio Inc.(b)(c)	5,687,500	4,225,472
BeiGene Ltd., ADR(a)(b)	142,941	19,614,364
Beijing Tiantan Biological Products Corp. Ltd., Class A	254,072	856,736
BGI Genomics Co. Ltd., Class A	127,099	1,251,335
Chongqing Zhifei Biological Products Co. Ltd., Class A	317,540	4,150,753
Hualan Biological Engineering Inc., Class A	359,372	1,006,074
Innovent Biologics Inc.(b)(c)	3,003,000	9,300,452
Legend Biotech Corp., ADR(b)	141,044	5,964,751
Shanghai Junshi Biosciences Co. Ltd., Class A(b)	127,000	1,607,214
Shanghai RAAS Blood Products Co. Ltd., Class A	1,714,500	1,444,927
Shenzhen Kangtai Biological Products Co. Ltd., Class A	127,055	1,185,680
Walvax Biotechnology Co. Ltd., Class A	317,597	2,208,346

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Zai Lab Ltd., ADR(b)	255,630	$7,438,833
		60,254,937
Building Products — 0.1%
Beijing New Building Materials PLC, Class A	381,070	1,646,402
China Lesso Group Holdings Ltd.	3,186,000	4,090,792
Guangdong Kinlong Hardware Products Co. Ltd., Class A	64,100	804,735
Zhuzhou Kibing Group Co. Ltd., Class A	508,000	835,159
		7,377,088
Capital Markets — 1.7%
Changjiang Securities Co. Ltd., Class A	1,841,536	1,565,692
China Cinda Asset Management Co. Ltd., Class H	22,911,000	3,882,914
China Galaxy Securities Co. Ltd., Class A	909,600	1,202,339
China Galaxy Securities Co. Ltd., Class H	10,477,500	5,776,029
China International Capital Corp. Ltd., Class A	190,500	1,095,074
China International Capital Corp. Ltd., Class H(c)	4,452,000	8,477,027
China Merchants Securities Co. Ltd., Class A	1,460,568	2,816,239
CITIC Securities Co. Ltd., Class A	2,287,451	6,763,722
CITIC Securities Co. Ltd., Class H	6,383,800	13,816,781
CSC Financial Co. Ltd., Class A	889,099	2,980,980
Dongxing Securities Co. Ltd., Class A	889,011	1,087,218
East Money Information Co. Ltd., Class A	2,361,776	7,980,645
Everbright Securities Co. Ltd., Class A	762,099	1,316,919
First Capital Securities Co. Ltd., Class A	1,016,089	852,702
Founder Securities Co. Ltd., Class A	2,095,599	1,963,033
GF Securities Co. Ltd., Class A	1,238,299	3,162,740
GF Securities Co. Ltd., Class H	3,177,200	4,196,931
Guosen Securities Co. Ltd., Class A	1,524,033	2,079,420
Guotai Junan Securities Co. Ltd., Class A	1,703,559	3,687,761
Guoyuan Securities Co. Ltd., Class A	1,142,970	985,872
Haitong Securities Co. Ltd., Class A	1,968,559	2,686,545
Haitong Securities Co. Ltd., Class H	7,125,200	5,046,213
Hithink RoyalFlush Information Network Co. Ltd., Class A	95,287	1,214,218
Huatai Securities Co. Ltd., Class A	1,778,093	3,538,842
Huatai Securities Co. Ltd., Class H(c)	4,066,200	5,690,957
Huaxi Securities Co. Ltd., Class A	952,573	1,003,861
Industrial Securities Co. Ltd., Class A	1,524,040	1,409,284
Orient Securities Co. Ltd., Class A	1,705,201	2,376,129
SDIC Capital Co. Ltd., Class A	1,624,914	1,492,886
Sealand Securities Co. Ltd., Class A	1,968,560	1,013,005
Shanxi Securities Co. Ltd., Class A	1,068,631	827,408
Shenwan Hongyuan Group Co. Ltd., Class A	5,442,079	3,295,170
Sinolink Securities Co. Ltd., Class A	698,526	856,580
SooChow Securities Co. Ltd., Class A	1,307,435	1,263,565
Western Securities Co. Ltd., Class A	1,460,530	1,350,096
Zheshang Securities Co. Ltd., Class A	825,500	1,192,236
Zhongtai Securities Co. Ltd.	499,200	544,405
		110,491,438
Chemicals — 0.9%
Beijing Easpring Material Technology Co. Ltd., Class A	100,700	1,046,532
Do-Fluoride New Materials Co. Ltd., Class A	127,000	733,144
Dongyue Group Ltd.	5,147,000	6,531,254
ENN Natural Gas Co. Ltd., Class A	63,200	173,254
Guangzhou Tinci Materials Technology Co. Ltd., Class A	381,800	2,165,718
Hengli Petrochemical Co. Ltd., Class A	1,206,510	4,247,907
Hengyi Petrochemical Co. Ltd., Class A	1,143,076	1,823,469
Hoshine Silicon Industry Co. Ltd., Class A	76,600	1,063,978

Security	Shares	Value

Chemicals (continued)
Huabao International Holdings Ltd.	79,000	$42,485
Huafon Chemical Co. Ltd., Class A	1,058,400	1,307,319
Hubei Xingfa Chemicals Group Co. Ltd., Class A	254,000	1,422,372
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,021,070	1,307,816
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	762,000	1,138,864
Jiangsu Eastern Shenghong Co. Ltd., Class A	827,200	1,928,032
Kingfa Sci & Tech Co. Ltd., Class A	698,500	933,585
LB Group Co. Ltd., Class A	508,000	1,441,110
Ningbo Shanshan Co. Ltd.	563,400	1,915,610
Ningxia Baofeng Energy Group Co. Ltd., Class A	1,375,400	3,196,667
Rongsheng Petrochemical Co. Ltd., Class A	1,968,542	4,695,632
Satellite Chemical Co. Ltd., Class A	361,264	2,126,704
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	508,070	2,265,050
Shanghai Putailai New Energy Technology Co. Ltd., Class A	127,000	2,440,078
Shenzhen Capchem Technology Co. Ltd., Class A	112,700	675,676
Shenzhen Senior Technology Co. Ltd., Class A	183,597	655,725
Sinoma Science & Technology Co. Ltd., Class A	317,500	1,068,000
Skshu Paint Co. Ltd., Class A	80,900	1,125,704
Tongkun Group Co. Ltd., Class A	571,564	1,461,058
Transfar Zhilian Co. Ltd., Class A	1,016,093	957,615
Wanhua Chemical Group Co. Ltd., Class A	635,073	7,979,884
Weihai Guangwei Composites Co. Ltd., Class A	127,000	1,044,745
Zhejiang Longsheng Group Co. Ltd., Class A	1,206,571	1,924,776
Zhejiang Yongtai Technology Co. Ltd., Class A	190,500	748,954
		61,588,717
Commercial Services & Supplies — 0.6%
A-Living Smart City Services Co. Ltd., Class A(c)	1,902,250	3,032,707
Beijing Originwater Technology Co. Ltd., Class A	1,270,061	927,354
China Everbright Environment Group Ltd.	11,430,148	6,871,395
Country Garden Services Holdings Co. Ltd.	6,200,000	24,516,191
Greentown Service Group Co. Ltd.	5,080,000	5,109,639
Shanghai M&G Stationery Inc., Class A	190,500	1,474,764
		41,932,050
Communications Equipment — 0.3%
BYD Electronic International Co. Ltd.	1,911,500	4,242,304
China Zhenhua Group Science & Technology Co. Ltd., Class A	119,400	2,132,472
Fiberhome Telecommunication Technologies Co. Ltd., Class A	288,077	608,746
Guangzhou Haige Communications Group Inc. Co., Class A	1,016,084	1,424,194
Shenzhen Transsion Holding Co. Ltd., Class A	103,029	1,352,256
Yealink Network Technology Corp. Ltd., Class A	156,494	1,731,874
Zhongji Innolight Co. Ltd., Class A	190,577	917,321
ZTE Corp., Class A	727,856	2,644,320
ZTE Corp., Class H	2,413,040	5,313,795
		20,367,282
Construction & Engineering — 0.8%
China Communications Services Corp. Ltd., Class H	8,890,800	4,163,453
China Conch Venture Holdings Ltd.	5,085,500	13,228,866
China Energy Engineering Corp. Ltd.(b)	5,443,700	1,896,170
China National Chemical Engineering Co. Ltd., Class A	1,270,095	1,787,379
China Railway Group Ltd., Class A	3,177,098	3,123,475
China Railway Group Ltd., Class H	13,313,000	9,201,390
China State Construction Engineering Corp. Ltd., Class A	8,128,098	6,703,160

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
China State Construction International Holdings Ltd.	6,350,000	$7,463,099
Metallurgical Corp. of China Ltd., Class A	4,508,500	2,380,072
Power Construction Corp. of China Ltd., Class A	3,238,597	3,777,049
Sichuan Road & Bridge Co. Ltd., Class A	825,500	1,312,252
		55,036,365
Construction Materials — 0.7%
Anhui Conch Cement Co. Ltd., Class A	857,291	4,719,829
Anhui Conch Cement Co. Ltd., Class H	3,810,000	19,297,903
China Jushi Co. Ltd., Class A	952,505	2,325,455
China National Building Material Co. Ltd., Class H	11,452,000	14,445,243
China Resources Cement Holdings Ltd.	7,620,000	6,023,278
		46,811,708
Consumer Finance — 0.3%
360 DigiTech Inc.	272,415	4,285,088
Lufax Holding Ltd., ADR	2,490,423	15,664,761
		19,949,849
Containers & Packaging — 0.1%
Yunnan Energy New Material Co. Ltd., Class A	177,804	5,775,640

Distributors — 0.1%
Pop Mart International Group Ltd.(c)	1,622,400	6,254,154
Wuchan Zhongda Group Co. Ltd., Class A	1,206,503	916,385
		7,170,539
Diversified Consumer Services — 0.2%
New Oriental Education & Technology
Group Inc., ADR(a)(b)	481,467	6,287,959
TAL Education Group, ADR(b)	1,237,918	5,075,464
		11,363,423
Diversified Financial Services — 0.1%
AVIC Industry-Finance Holdings Co. Ltd., Class A	2,476,582	1,245,097
Far East Horizon Ltd.	5,512,000	4,882,959
		6,128,056
Diversified Telecommunication Services — 0.2%
China Tower Corp. Ltd., Class H(c)	126,988,000	14,879,096

Electrical Equipment — 1.0%
Contemporary Amperex Technology Co. Ltd., Class A	420,120	25,579,440
Dongfang Electric Corp. Ltd., Class A	508,000	1,058,182
Eve Energy Co. Ltd., Class A	389,436	4,670,475
Fangda Carbon New Material Co. Ltd., Class A	1,016,047	1,070,760
Gotion High-tech Co. Ltd., Class A(b)	355,400	1,956,230
Hongfa Technology Co. Ltd., Class A	185,351	1,465,202
Jiangsu Zhongtian Technology Co. Ltd., Class A	508,000	1,394,329
Ming Yang Smart Energy Group Ltd., Class A	381,000	1,446,794
NARI Technology Co. Ltd., Class A	1,079,577	5,523,307
Ningbo Orient Wires & Cables Co. Ltd.	63,200	549,207
Shanghai Electric Group Co. Ltd., Class A	1,333,500	811,302
Sungrow Power Supply Co. Ltd., Class A	277,400	3,313,556
Sunwoda Electronic Co. Ltd., Class A	381,008	1,523,030
TBEA Co. Ltd., Class A	825,557	2,773,079
Titan Wind Energy Suzhou Co. Ltd., Class A	317,500	648,758
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	710,420	1,310,404
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,248,120	3,677,560
Zhejiang Chint Electrics Co. Ltd., Class A	444,568	2,430,537
Zhuzhou CRRC Times Electric Co. Ltd.	1,714,500	7,333,701
		68,535,853

Security	Shares	Value

Electronic Equipment, Instruments & Components — 1.5%
AAC Technologies Holdings Inc.(a)	2,222,500	$4,833,894
Avary Holding Shenzhen Co. Ltd., Class A	296,600	1,343,456
BOE Technology Group Co. Ltd., Class A	7,175,500	4,064,671
Chaozhou Three-Circle Group Co. Ltd., Class A	435,177	1,925,418
Foxconn Industrial Internet Co. Ltd., Class A	1,714,586	2,412,781
GoerTek Inc., Class A	635,000	3,858,289
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	127,019	1,331,816
Kingboard Holdings Ltd.	2,222,500	10,633,324
Kingboard Laminates Holdings Ltd.	3,175,000	5,325,163
Lens Technology Co. Ltd., Class A	1,016,042	1,602,327
Lingyi iTech Guangdong Co., Class A(b)	1,714,500	1,221,808
Luxshare Precision Industry Co. Ltd., Class A	1,333,524	6,738,949
NAURA Technology Group Co. Ltd., Class A	85,900	3,458,549
Raytron Technology Co. Ltd., Class A	70,314	410,965
Shengyi Technology Co. Ltd., Class A	571,500	1,388,088
Shennan Circuits Co. Ltd., Class A	81,124	1,116,230
Sunny Optical Technology Group Co. Ltd.	2,160,100	34,090,135
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	254,000	714,815
Tianma Microelectronics Co. Ltd., Class A	762,036	1,074,527
Unisplendour Corp. Ltd., Class A	554,727	1,475,725
Westone Information Industry Inc., Class A	182,900	975,717
Wingtech Technology Co. Ltd., Class A	254,000	2,410,593
Wuhan Guide Infrared Co. Ltd., Class A	726,349	1,261,540
WUS Printed Circuit Kunshan Co. Ltd., Class A	698,518	1,644,506
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	199,496	1,439,769
Zhejiang Dahua Technology Co. Ltd., Class A	762,000	1,837,577
		98,590,632
Energy Equipment & Services — 0.1%
China Oilfield Services Ltd., Class H	6,350,000	7,476,705
Offshore Oil Engineering Co. Ltd., Class A	986,698	654,887
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	190,592	1,144,034
		9,275,626
Entertainment — 0.6%
37 Interactive Entertainment Network Technology
Group Co. Ltd., Class A	508,000	1,640,757
Alibaba Pictures Group Ltd.(b)	44,450,000	3,908,526
Beijing Enlight Media Co. Ltd., Class A	669,100	776,082
Bilibili Inc., ADR(a)(b)	505,440	11,296,584
Giant Network Group Co. Ltd., Class A	889,071	1,167,313
iQIYI Inc., ADR(a)(b)	979,546	4,016,139
Kunlun Tech Co. Ltd., Class A	317,561	700,545
Mango Excellent Media Co. Ltd., Class A	381,080	2,061,898
Perfect World Co. Ltd., Class A	464,900	945,985
Tencent Music Entertainment Group, ADR(b)	2,085,340	8,716,721
Zhejiang Century Huatong Group Co. Ltd., Class A(b)	1,778,098	1,229,546
		36,460,096
Food & Staples Retailing — 0.4%
DaShenLin Pharmaceutical Group Co. Ltd., Class A	185,551	911,492
JD Health International Inc.(b)(c)	3,264,050	20,717,887
Yifeng Pharmacy Chain Co. Ltd., Class A	200,498	1,393,997
Yihai Kerry Arawana Holdings Co. Ltd., Class A	243,092	1,649,827
Yonghui Superstores Co. Ltd., Class A	2,794,034	1,833,582
		26,506,785
Food Products — 2.2%
Angel Yeast Co. Ltd., Class A	190,511	1,207,238
Anjoy Foods Group Co. Ltd., Class A	64,100	1,257,663

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Beijing Dabeinong Technology Group Co. Ltd., Class A(b)	1,016,000	$1,185,665
China Feihe Ltd.(c)	10,172,000	10,266,396
China Mengniu Dairy Co. Ltd.	9,214,000	47,175,662
Chongqing Fuling Zhacai Group Co. Ltd., Class A	190,523	909,011
Dali Foods Group Co. Ltd.(c)	7,926,500	3,992,033
Foshan Haitian Flavouring & Food Co. Ltd., Class A	698,515	7,992,325
Guangdong Haid Group Co. Ltd., Class A	351,597	3,146,946
Henan Shuanghui Investment & Development Co. Ltd., Class A	642,708	2,723,505
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,143,023	6,492,679
Jiangxi Zhengbang Technology Co. Ltd., Class A	825,500	767,968
Juewei Food Co. Ltd., Class A	127,000	981,285
Muyuan Foods Co. Ltd., Class A	1,008,430	7,718,639
New Hope Liuhe Co. Ltd., Class A(b)	952,599	2,033,257
Tingyi Cayman Islands Holding Corp.	6,350,000	11,225,510
Tongwei Co. Ltd., Class A	889,099	5,989,863
Uni-President China Holdings Ltd.	5,080,000	4,095,077
Want Want China Holdings Ltd.	14,606,000	14,535,291
Wens Foodstuffs Group Co. Ltd., Class A(b)	1,587,516	4,293,701
Yihai International Holding Ltd.	1,467,000	4,546,978
		142,536,692
Gas Utilities — 1.2%
Beijing Enterprises Holdings Ltd.	1,587,500	5,557,654
China Gas Holdings Ltd.	8,776,200	13,076,063
China Resources Gas Group Ltd.	2,952,000	12,350,922
ENN Energy Holdings Ltd.	2,351,700	35,981,084
Kunlun Energy Co. Ltd.	11,452,000	9,815,302
		76,781,025
Health Care Equipment & Supplies — 0.5%
Autobio Diagnostics Co. Ltd., Class A	127,056	807,155
Bloomage Biotechnology Corp. Ltd.	28,080	619,102
Intco Medical Technology Co. Ltd., Class A	86,900	357,732
Jafron Biomedical Co. Ltd., Class A	190,520	1,252,548
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	273,100	976,940
Lepu Medical Technology Beijing Co. Ltd., Class A	375,851	993,520
Microport Scientific Corp.(a)	2,156,800	4,271,637
Ovctek China Inc., Class A	162,040	1,114,567
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	7,552,800	8,378,694
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	254,095	11,474,108
		30,246,003
Health Care Providers & Services — 1.8%
Aier Eye Hospital Group Co. Ltd., Class A	1,016,071	5,634,768
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	97,694	1,109,564
Huadong Medicine Co. Ltd., Class A	381,080	2,206,813
Hygeia Healthcare Holdings Co. Ltd.(c)	1,016,000	5,640,024
Jinxin Fertility Group Ltd.(b)(c)	5,156,500	4,045,373
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(b)	889,025	679,986
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	435,797	1,173,373
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,476,500	4,032,179
Sinopharm Group Co. Ltd., Class H	4,068,400	10,062,913
Topchoice Medical Corp., Class A(b)	63,500	1,326,608
Wuxi Biologics Cayman Inc., New(b)(c)	10,728,500	79,333,055
		115,244,656

Security	Shares	Value

Health Care Technology — 0.2%
Alibaba Health Information Technology Ltd.(a)(b)	13,948,000	$7,104,707
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	1,647,700	4,430,815
Winning Health Technology Group Co. Ltd., Class A	549,756	693,084
		12,228,606
Hotels, Restaurants & Leisure — 1.4%
Haidilao International Holding Ltd.(a)(c)	3,175,000	6,297,553
Huazhu Group Ltd., ADR	570,142	18,529,615
Jiumaojiu International Holdings Ltd.(a)(c)	2,540,000	5,953,565
Shanghai Jinjiang International Hotels Co. Ltd., Class A	127,000	1,024,256
Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,841,538	1,576,419
Songcheng Performance Development Co. Ltd., Class A	635,077	1,213,928
Yum China Holdings Inc.	1,280,842	58,227,077
		92,822,413
Household Durables — 0.7%
Beijing Roborock Technology Co. Ltd., Class A	8,720	831,648
Ecovacs Robotics Co. Ltd., Class A	127,400	2,223,080
Gree Electric Appliances Inc. of Zhuhai, Class A	498,429	2,394,910
Haier Smart Home Co. Ltd., Class A	1,333,546	5,059,069
Haier Smart Home Co. Ltd., Class H	6,858,000	24,382,475
Huizhou Desay Sv Automotive Co. Ltd., Class A	127,500	2,417,524
Jason Furniture Hangzhou Co. Ltd., Class A	190,500	1,818,708
NavInfo Co. Ltd., Class A(b)	762,018	1,498,891
Oppein Home Group Inc., Class A	127,020	2,275,755
TCL Technology Group Corp., Class A	2,984,500	2,025,241
Zhejiang Supor Co. Ltd., Class A	190,596	1,601,453
		46,528,754
Household Products — 0.0%
Vinda International Holdings Ltd.	1,270,000	3,181,797

Independent Power and Renewable Electricity Producers — 1.6%
CECEP Solar Energy Co. Ltd., Class A	571,500	648,948
CECEP Wind Power Corp, Class A	952,500	654,844
CGN Power Co. Ltd., Class H(c)	34,329,000	9,005,120
China Longyuan Power Group Corp. Ltd., Class H	10,408,000	22,162,952
China National Nuclear Power Co. Ltd., Class A	3,492,576	3,790,869
China Power International Development Ltd.	16,841,000	8,548,752
China Resources Power Holdings Co. Ltd.	6,350,000	13,058,850
China Three Gorges Renewables Group Co. Ltd., Class A	5,253,426	4,875,591
China Yangtze Power Co. Ltd., Class A	4,445,041	15,970,090
GD Power Development Co. Ltd., Class A	1,560,000	841,285
Ginlong Technologies Co. Ltd., Class A	95,100	2,402,491
Huaneng Power International Inc., Class A	1,333,500	1,471,147
Huaneng Power International Inc., Class H(a)	12,678,000	6,435,523
JA Solar Technology Co. Ltd., Class A	317,550	4,436,945
Ningbo Ronbay New Energy Technology Co. Ltd.	62,066	855,950
SDIC Power Holdings Co. Ltd., Class A	1,460,596	2,259,755
Shenzhen Energy Group Co. Ltd., Class A	825,580	779,738
Sichuan Chuantou Energy Co. Ltd., Class A	989,062	1,781,775
Suzhou Maxwell Technologies Co. Ltd., Class A	26,592	1,495,851
Trina Solar Co. Ltd.	316,739	3,015,620
Wuxi Shangji Automation Co. Ltd., Class A	64,100	1,432,111
		105,924,207
Industrial Conglomerates — 0.5%
China Baoan Group Co. Ltd., Class A	508,000	891,419
CITIC Ltd.	17,791,000	19,952,725
CNGR Advanced Material Co. Ltd.	62,400	984,024

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates (continued)
Fosun International Ltd.	7,625,500	$7,731,842
		29,560,010
Insurance — 3.7%
China Life Insurance Co. Ltd., Class A	635,005	2,358,741
China Life Insurance Co. Ltd., Class H	22,236,000	34,113,226
China Pacific Insurance Group Co. Ltd., Class A	1,333,547	4,233,098
China Pacific Insurance Group Co. Ltd., Class H	7,504,200	17,507,026
China Taiping Insurance Holdings Co. Ltd.	3,832,124	4,400,663
New China Life Insurance Co. Ltd., Class A	481,176	2,026,756
New China Life Insurance Co. Ltd., Class H	2,402,900	6,287,057
People’s Insurance Co. Group of China Ltd. (The), Class H	26,046,000	8,194,018
PICC Property & Casualty Co. Ltd., Class H	20,342,462	19,698,768
Ping An Insurance Group Co. of China Ltd., Class A	2,032,043	13,420,255
Ping An Insurance Group Co. of China Ltd., Class H	19,061,000	122,044,293
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	2,086,700	6,979,050
		241,262,951
Interactive Media & Services — 15.2%
Autohome Inc., ADR	226,302	8,223,815
Baidu Inc., ADR(b)	853,632	119,807,250
JOYY Inc., ADR	166,513	7,058,486
Tencent Holdings Ltd.	18,843,200	861,480,264
Weibo Corp., ADR(a)(b)	196,292	4,318,424
		1,000,888,239
Internet & Direct Marketing Retail — 17.4%
Alibaba Group Holding Ltd.(b)	45,807,268	550,155,679
China Ruyi Holdings Ltd.(a)(b)	15,152,000	4,327,704
JD.com Inc., Class A	6,058,796	170,193,768
Kanzhun Ltd., ADR(a)(b)	256,532	5,187,077
Meituan, Class B(b)(c)	12,388,200	290,690,374
Pinduoduo Inc., ADR(b)	1,321,045	66,514,616
Tongcheng Travel Holdings Ltd.(b)	3,801,200	7,287,808
Trip.com Group Ltd., ADR(b)	1,623,233	35,808,520
Vipshop Holdings Ltd., ADR(a)(b)	1,352,061	12,574,167
		1,142,739,713
Internet Software & Services — 0.8%
Kuaishou Technology(b)(c)	5,204,500	50,391,029

IT Services — 0.3%
Beijing Sinnet Technology Co. Ltd., Class A	635,096	927,442
Chinasoft International Ltd.	8,868,000	8,149,721
DHC Software Co. Ltd., Class A	1,143,028	1,010,973
GDS Holdings Ltd., ADR(a)(b)	273,936	7,667,469
TravelSky Technology Ltd., Class H	2,540,000	4,131,281
		21,886,886
Life Sciences Tools & Services — 0.6%
Genscript Biotech Corp.(b)	3,348,000	9,907,224
Hangzhou Tigermed Consulting Co. Ltd., Class A	63,537	815,828
Hangzhou Tigermed Consulting Co. Ltd., Class H(c)	400,900	3,865,136
Pharmaron Beijing Co. Ltd., Class A	127,500	2,274,695
Pharmaron Beijing Co. Ltd., Class H(c)	444,500	5,360,675
WuXi AppTec Co. Ltd., Class A	525,717	7,481,783
WuXi AppTec Co. Ltd., Class H(c)	1,016,081	12,557,834
		42,263,175
Machinery — 0.8%
China CSSC Holdings Ltd., Class A	1,016,000	2,823,096
CRRC Corp. Ltd., Class A	3,881,800	2,939,392
CRRC Corp. Ltd., Class H	12,498,000	5,013,233

Security	Shares	Value

Machinery (continued)
Haitian International Holdings Ltd.	1,905,000	$4,886,611
Jiangsu Hengli Hydraulic Co. Ltd., Class A	271,804	2,167,631
North Industries Group Red Arrow Co. Ltd., Class A(b)	254,000	944,225
Sany Heavy Equipment International Holdings Co. Ltd.	4,434,000	4,462,374
Sany Heavy Industry Co. Ltd., Class A	1,633,093	4,132,156
Shenzhen Inovance Technology Co. Ltd., Class A	508,030	4,642,418
Sinotruk Hong Kong Ltd.	2,534,500	3,594,606
Weichai Power Co. Ltd., Class A	1,206,568	2,179,329
Weichai Power Co. Ltd., Class H	5,726,000	8,830,857
XCMG Construction Machinery Co. Ltd., Class A	1,977,299	1,565,817
Zhejiang Dingli Machinery Co. Ltd., Class A	144,405	1,045,877
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,524,016	1,349,773
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	4,939,800	3,041,802
		53,619,197
Marine — 0.5%
COSCO SHIPPING Holdings Co. Ltd., Class A(b)	2,399,570	5,486,860
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	9,541,600	16,883,024
Orient Overseas International Ltd.	338,000	10,380,518
		32,750,402
Media — 0.1%
China Literature Ltd.(b)(c)	1,145,200	5,027,468
Focus Media Information Technology Co. Ltd., Class A	2,984,538	2,860,427
		7,887,895
Metals & Mining — 1.8%
Aluminum Corp. of China Ltd., Class A(b)	2,540,000	1,946,301
Aluminum Corp. of China Ltd., Class H(b)	12,700,000	5,662,293
Baoshan Iron & Steel Co. Ltd., Class A	4,561,193	4,358,214
Chengtun Mining Group Co. Ltd., Class A	571,500	637,959
China Hongqiao Group Ltd.	7,302,500	9,050,871
China Minmetals Rare Earth Co. Ltd., Class A	177,050	715,636
China Molybdenum Co. Ltd., Class A	4,000,500	2,843,565
China Molybdenum Co. Ltd., Class H	9,525,000	4,660,653
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	698,500	3,631,813
Ganfeng Lithium Co. Ltd., Class A	212,244	3,769,206
Ganfeng Lithium Co. Ltd., Class H(c)	803,000	10,292,492
GEM Co. Ltd., Class A	1,143,000	1,256,836
Hunan Valin Steel Co. Ltd., Class A	1,375,400	1,100,455
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(b)	9,334,592	2,800,508
Jiangxi Copper Co. Ltd., Class A	307,600	829,452
Jiangxi Copper Co. Ltd., Class H	3,810,000	6,166,007
MMG Ltd.(b)	10,160,000	4,305,515
Shandong Gold Mining Co. Ltd., Class A	571,591	1,565,340
Shandong Gold Mining Co. Ltd., Class H(c)	2,620,500	4,638,709
Shandong Nanshan Aluminum Co. Ltd., Class A	2,770,200	1,465,828
Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,460,500	1,259,815
Shenghe Resources Holding Co. Ltd., Class A	317,500	837,970
Tianshan Aluminum Group Co. Ltd., Class A	889,000	955,368
Tongling Nonferrous Metals Group Co. Ltd., Class A	3,619,500	1,742,688
Western Superconducting Technologies Co. Ltd., Class A	66,456	922,031
YongXing Special Materials Technology Co. Ltd., Class A	63,500	1,137,404
Yunnan Aluminium Co. Ltd., Class A(b)	678,000	1,166,178
Yunnan Tin Co. Ltd., Class A	381,000	960,403
Zhaojin Mining Industry Co. Ltd., Class H	4,368,000	3,801,794
Zhejiang Huayou Cobalt Co. Ltd., Class A	224,628	3,163,030

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Zijin Mining Group Co. Ltd., Class A	4,312,817	$6,453,484
Zijin Mining Group Co. Ltd., Class H	17,338,000	23,418,421
		117,516,239
Oil, Gas & Consumable Fuels — 2.5%
China Coal Energy Co. Ltd., Class H	6,974,000	6,382,039
China Petroleum & Chemical Corp., Class A	6,159,788	4,089,518
China Petroleum & Chemical Corp., Class H	76,139,000	36,467,740
China Shenhua Energy Co. Ltd., Class A	1,143,005	5,804,209
China Shenhua Energy Co. Ltd., Class H	10,483,000	35,009,264
China Suntien Green Energy Corp. Ltd., Class H	6,328,000	3,687,029
Guanghui Energy Co. Ltd., Class A(b)	561,600	887,556
Inner Mongolia Yitai Coal Co. Ltd., Class B	3,432,000	5,714,280
PetroChina Co. Ltd., Class A	4,046,091	3,386,897
PetroChina Co. Ltd., Class H	64,792,000	34,119,314
Shaanxi Coal Industry Co. Ltd., Class A	2,222,588	6,316,005
Shanxi Coking Coal Energy Group Co. Ltd., Class A	312,000	666,952
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	698,500	1,666,857
Shanxi Meijin Energy Co. Ltd., Class A(b)	952,500	1,646,461
Yankuang Energy Group Co. Ltd., Class A	381,003	2,205,371
Yankuang Energy Group Co. Ltd., Class H	5,080,000	16,688,196
		164,737,688
Paper & Forest Products — 0.1%
Chengxin Lithium Group Co. Ltd., Class A	127,000	931,492
Nine Dragons Paper Holdings Ltd.	4,456,000	3,999,862
		4,931,354
Personal Products — 0.2%
By-health Co. Ltd., Class A	381,000	1,132,108
Hengan International Group Co. Ltd.	1,905,000	9,432,480
Shanghai Jahwa United Co. Ltd., Class A	110,281	571,254
		11,135,842
Pharmaceuticals — 1.8%
Apeloa Pharmaceutical Co. Ltd., Class A	127,000	394,574
Asymchem Laboratories Tianjin Co. Ltd., Class A	37,300	1,459,034
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	91,175	1,739,912
Betta Pharmaceuticals Co. Ltd., Class A	97,698	684,458
CanSino Biologics Inc., Class H(a)(b)(c)	254,000	2,558,026
Changchun High & New Technology Industry Group Inc., Class A	73,396	1,820,742
China Medical System Holdings Ltd.	3,821,000	5,646,175
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	381,017	2,504,535
China Traditional Chinese Medicine Holdings Co. Ltd.	8,890,000	4,692,994
CSPC Pharmaceutical Group Ltd.	26,692,400	28,520,155
Dong-E-E-Jiao Co. Ltd., Class A	190,879	907,188
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	508,095	2,354,694
Hansoh Pharmaceutical Group Co. Ltd.(c)	3,810,000	6,853,665
Humanwell Healthcare Group Co. Ltd., Class A	254,300	635,028
Hutchmed China Ltd., ADR(a)(b)	279,526	2,940,613
Imeik Technology Development Co. Ltd., Class A	33,000	2,663,698
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,206,588	5,462,112
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	544,562	969,063
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	230,204	950,410
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	381,084	2,497,766

Security	Shares	Value

Pharmaceuticals (continued)
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,587,500	$6,680,661
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	244,531	944,205
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	344,042	1,124,044
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	381,065	1,014,650
Sino Biopharmaceutical Ltd.	30,482,000	17,089,432
Yunnan Baiyao Group Co. Ltd., Class A.	344,982	2,911,675
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	127,109	5,878,801
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	317,546	925,509
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	63,200	450,462
Zhejiang NHU Co. Ltd., Class A	762,111	2,368,837
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	101,406	713,503
		116,356,621
Real Estate Management & Development — 3.5%
China Evergrande Group(a)(d)	11,096,000	2,050,269
China Jinmao Holdings Group Ltd.	16,272,000	4,397,152
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,841,533	3,440,053
China Overseas Land & Investment Ltd.	11,753,000	34,105,971
China Overseas Property Holdings Ltd.	3,885,000	4,517,215
China Resources Land Ltd.	9,980,665	44,421,107
China Resources Mixc Lifestyle Services Ltd.(c)	2,027,600	9,993,186
China Vanke Co. Ltd., Class A	1,901,928	5,067,665
China Vanke Co. Ltd., Class H	4,832,631	10,678,028
CIFI Ever Sunshine Services Group Ltd.	1,840,000	2,131,926
CIFI Holdings Group Co. Ltd.(a)	10,534,400	4,569,025
Country Garden Holdings Co. Ltd.	23,506,727	14,697,794
Gemdale Corp., Class A	1,080,597	1,919,573
Greenland Holdings Corp. Ltd., Class A	2,056,256	1,179,760
Greentown China Holdings Ltd.	2,857,500	4,947,387
Hopson Development Holdings Ltd.(a)	2,286,000	3,723,977
Jinke Properties Group Co. Ltd., Class A	1,334,781	626,378
KE Holdings Inc., ADR(b)	932,602	12,496,867
Logan Group Co. Ltd.(a)(d)	4,305,000	1,136,157
Longfor Group Holdings Ltd.(c)	5,403,000	26,886,430
Poly Developments and Holdings Group Co. Ltd., Class A	2,286,075	5,297,265
Seazen Group Ltd.	6,350,000	2,690,279
Seazen Holdings Co. Ltd., Class A	444,564	1,613,978
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	4,241,178	3,939,711
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	635,009	1,175,548
Shimao Group Holdings Ltd.(a)(d)	3,294,500	1,642,804
Shimao Services Holdings Ltd.(c)(d)	1,845,000	881,813
Sunac China Holdings Ltd.(d)	9,076,000	4,689,571
Wharf Holdings Ltd. (The)	3,821,000	12,776,407
Yuexiu Property Co. Ltd.	4,456,600	4,840,022
		232,533,318
Road & Rail — 0.1%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	7,795,651	5,677,934
Daqin Railway Co. Ltd., Class A	2,717,500	2,727,625
		8,405,559
Semiconductors & Semiconductor Equipment — 1.5%
Advanced Micro-Fabrication Equipment Inc., Class A(b)	127,188	2,195,712
Amlogic Shanghai Co. Ltd.(b)	36,192	584,071
China Resources Microelectronics Ltd.	190,014	1,498,724

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Daqo New Energy Corp., ADR(b)	190,933	$9,336,624
Flat Glass Group Co. Ltd., Class A	254,000	1,667,283
Flat Glass Group Co. Ltd., Class H(a)	1,270,000	5,279,168
GCL System Integration Technology Co. Ltd., Class A(b)	1,397,045	674,911
Gigadevice Semiconductor Beijing Inc., Class A	137,087	2,936,816
Hangzhou First Applied Material Co. Ltd., Class A	267,040	3,154,528
Hangzhou Lion Electronics Co. Ltd.	62,400	576,561
Hangzhou Silan Microelectronics Co. Ltd., Class A	254,000	1,706,699
Hua Hong Semiconductor Ltd.(b)(c)	1,551,000	5,892,386
Ingenic Semiconductor Co. Ltd., Class A	127,400	1,771,538
JCET Group Co. Ltd., Class A	381,100	1,376,871
LONGi Green Energy Technology Co. Ltd., Class A	1,007,445	11,867,076
Maxscend Microelectronics Co. Ltd., Class A	64,220	1,860,570
Montage Technology Co. Ltd., Class A	127,001	1,220,862
National Silicon Industry Group Co. Ltd., Class A(b)	335,829	1,120,079
SG Micro Corp., Class A	43,400	1,866,359
Shenzhen SC New Energy Technology Corp., Class A	63,500	671,057
StarPower Semiconductor Ltd., Class A	22,000	1,249,868
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	127,000	1,144,695
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	571,598	3,716,628
Tianshui Huatian Technology Co. Ltd., Class A	698,529	900,634
TongFu Microelectronics Co. Ltd., Class A	356,796	744,139
Unigroup Guoxin Microelectronics Co. Ltd., Class A	99,900	2,651,208
Will Semiconductor Co. Ltd. Shanghai, Class A	155,500	3,808,078
Xinyi Solar Holdings Ltd.(a)	15,240,000	27,050,994
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	245,193	2,025,775
		100,549,914
Software — 2.7%
360 Security Technology Inc., Class A(b)	1,524,000	1,884,564
Beijing Kingsoft Office Software Inc., Class A	83,052	2,540,969
Beijing Shiji Information Technology Co. Ltd., Class A	263,004	806,335
Hundsun Technologies Inc., Class A	296,268	1,774,191
Iflytek Co. Ltd., Class A	418,662	2,274,211
Kingdee International Software Group Co. Ltd.(b)	8,255,000	16,256,367
Kingsoft Corp. Ltd.	2,923,200	9,786,324
Ming Yuan Cloud Group Holdings Ltd.(a)	1,905,000	2,351,298
NetEase Inc.	6,293,160	131,614,626
Sangfor Technologies Inc., Class A	74,900	1,056,795
Shanghai Baosight Software Co. Ltd., Class A	230,280	1,794,861
Shanghai Baosight Software Co. Ltd., Class B	999,650	3,905,759
Thunder Software Technology Co. Ltd., Class A	127,000	2,084,621
Yonyou Network Technology Co. Ltd., Class A	698,512	2,017,483
		180,148,404
Specialty Retail — 0.5%
China Meidong Auto Holdings Ltd.	1,644,000	5,899,027
China Tourism Group Duty Free Corp. Ltd., Class A	381,089	10,026,329
Topsports International Holdings Ltd.(c)	5,080,000	3,754,577
Zhongsheng Group Holdings Ltd.	1,905,000	13,510,052
		33,189,985
Technology Hardware, Storage & Peripherals — 1.5%
China Greatwall Technology Group Co. Ltd., Class A	635,000	963,136
Inspur Electronic Information Industry Co. Ltd., Class A	331,716	1,221,404
Lenovo Group Ltd.(a)	21,612,000	21,294,482
Ninestar Corp., Class A	244,526	1,601,549
Xiaomi Corp., Class B(b)(c)	45,827,400	70,720,113
		95,800,684

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 2.2%
ANTA Sports Products Ltd.	3,678,600	$41,713,775
Bosideng International Holdings Ltd.	10,160,000	5,406,730
Li Ning Co. Ltd.	7,106,500	55,446,144
Shenzhou International Group Holdings Ltd.	2,478,700	34,029,660
Xtep International Holdings Ltd.	4,056,000	5,840,657
		142,436,966
Tobacco — 0.3%
RLX Technology Inc., ADR(a)(b)	1,566,155	3,100,987
Smoore International Holdings Ltd.(a)(c)	5,715,000	13,977,521
		17,078,508
Trading Companies & Distributors — 0.1%
Beijing United Information Technology Co. Ltd., Class A	182,350	2,100,686
BOC Aviation Ltd.(c)	636,100	5,246,565
COSCO SHIPPING Development Co. Ltd., Class A	1,206,500	571,639
Xiamen C & D Inc., Class A	249,600	498,415
		8,417,305
Transportation Infrastructure — 0.5%
Beijing Capital International Airport Co. Ltd., Class H(b)	6,350,000	3,720,180
China Merchants Port Holdings Co. Ltd.	3,832,000	7,271,429
COSCO SHIPPING Ports Ltd.	6,330,000	4,773,031
Jiangsu Expressway Co. Ltd., Class H	3,810,000	3,932,181
Shanghai International Airport Co. Ltd., Class A(b)	254,299	1,915,168
Shanghai International Port Group Co. Ltd., Class A	2,794,077	2,609,750
Shenzhen International Holdings Ltd.	3,810,000	3,668,718
Zhejiang Expressway Co. Ltd., Class H	5,058,000	4,464,007
		32,354,464
Water Utilities — 0.2%
Beijing Enterprises Water Group Ltd.	12,722,000	4,214,818
Guangdong Investment Ltd.	8,890,000	11,209,289
		15,424,107
Wireless Telecommunication Services — 0.0%
China United Network Communications Ltd., Class A	5,587,727	2,909,388

Total Common Stocks — 99.5%
(Cost: $7,144,863,129)		6,547,011,466

Short-Term Securities

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(e)(f)(g)	174,168,710	174,168,710
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(e)(f)	13,650,000	13,650,000
		187,818,710
Total Short-Term Securities — 2.9%
(Cost: $187,747,022)		187,818,710

Total Investments in Securities — 102.4%
(Cost: $7,332,610,151)		6,734,830,176

Liabilities in Excess of Other Assets — (2.4)%		(156,771,399)

Net Assets — 100.0%		$6,578,058,777

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2022

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$148,079,490	$26,140,144	(a)	$—	$(15,684)	$(35,240)	$174,168,710	174,168,710	$1,456,927	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,820,000	6,830,000	(a)	—	—	—	13,650,000	13,650,000	3,680		—
					$(15,684)	$(35,240)	$187,818,710		$1,460,607		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	994	06/17/22	$25,065	$1,106,090

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI China ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$670,404,764	$5,866,206,088	$10,400,614	$6,547,011,466
Money Market Funds	187,818,710	—	—	187,818,710
	$858,223,474	$5,866,206,088	$10,400,614	$6,734,830,176
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$1,106,090	$—	$1,106,090

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
JSC	Joint Stock Company